PROPERTY, PLANT AND EQUIPMENT (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses recognized in profit or loss	¥ 75,907,000	¥ 33,653,000	¥ 209,919,000
Carrying amount
Property, plant and equipment	46,000	87,316,000
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,101,783,000	1,096,855,000
Additions	0	5,618,000
Disposals	0	(690,000)
Balance	1,101,783,000	1,101,783,000	1,096,855,000
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	392,600,000	377,913,000
Depreciation charge	11,363,000	15,191,000
Disposals		(504,000)
Balance	403,963,000	392,600,000	377,913,000
Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	621,867,000	588,400,000
Impairment losses recognized in profit or loss	75,907,000	33,653,000
Disposals		(186,000)
Balance	697,774,000	621,867,000	588,400,000
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses recognized in profit or loss	1,687,000	1,687,000
Carrying amount
Property, plant and equipment	0	41,528,000
Buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	349,630,000	344,758,000
Additions	0	4,872,000
Disposals	0	0
Balance	349,630,000	349,630,000	344,758,000
Buildings [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	48,034,000	46,275,000
Depreciation charge	1,263,000	1,759,000
Disposals		0
Balance	49,297,000	48,034,000	46,275,000
Buildings [Member] | Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	260,068,000	241,838,000
Impairment losses recognized in profit or loss	40,265,000	18,230,000
Disposals		0
Balance	300,333,000	260,068,000	241,838,000
Plant And Machinery [Member]
Carrying amount
Property, plant and equipment	0	45,652,000
Plant And Machinery [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	746,042,000	745,358,000
Additions	0	684,000
Disposals	0	0
Balance	746,042,000	746,042,000	745,358,000
Plant And Machinery [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	339,328,000	325,954,000
Depreciation charge	10,054,000	13,374,000
Disposals		0
Balance	349,382,000	339,328,000	325,954,000
Plant And Machinery [Member] | Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	361,062,000	345,664,000
Impairment losses recognized in profit or loss	35,598,000	15,398,000
Disposals		0
Balance	396,660,000	361,062,000	345,664,000
Motor vehicles [Member]
Carrying amount
Property, plant and equipment	0	59,000
Motor vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	4,225,000	4,915,000
Additions	0	0
Disposals	0	(690,000)
Balance	4,225,000	4,225,000	4,915,000
Motor vehicles [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	3,720,000	4,186,000
Depreciation charge	28,000	38,000
Disposals		(504,000)
Balance	3,748,000	3,720,000	4,186,000
Motor vehicles [Member] | Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	446,000	613,000
Impairment losses recognized in profit or loss	31,000	19,000
Disposals		(186,000)
Balance	477,000	446,000	613,000
Office Equipment [Member]
Carrying amount
Property, plant and equipment	46,000	77,000
Office Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,886,000	1,824,000
Additions	0	62,000
Disposals	0	0
Balance	1,886,000	1,886,000	1,824,000
Office Equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,518,000	1,498,000
Depreciation charge	18,000	20,000
Disposals		0
Balance	1,536,000	1,518,000	1,498,000
Office Equipment [Member] | Impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	291,000	285,000
Impairment losses recognized in profit or loss	13,000	6,000
Disposals		0
Balance	¥ 304,000	¥ 291,000	¥ 285,000